24. LOANS, FINANCING AND DEBENTURES (Detaills Narrative) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Sep. 26, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Average rate of capitalization rate		6.79%	9.64%	14.28%
Reclassified to current liabilites		R$ 178
Promissory Notes First Issue Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate amount	R$ 850
Maturity term	12 years
Interest rate	107.00%
Cemig GT [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate amount		R$ 50